Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Schedule of other income
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Government grant	-	-	82,082
Waive of debts	-	310,789	-
Underwriting fee from investment	-	25,000	-
Sundry income	2,878	18	479
	2,878	335,807	82,561